CONVERTIBLE NOTES PAYABLE (Details 2)	6 Months Ended
Dec. 31, 2022 USD ($)
Reacquisition Price
Modified convertible debt instrument	$ 5,850,000
Fair value of warrants	689,621
Accrued Short-term Liability	100,000
Carrying Value of Original Instrument
Carrying value of original debt	5,950,000
Loss on an extinguishment	$ 689,621